Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of preparation
A.	Basis of preparation:

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as issued by the Financial Accounting Standards Board, or FASB.

Use of Estimates
B.	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting and measurement estimates that require management’s subjective judgments include, but are not limited to, those related to share-based compensation at each balance sheet date. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

Principles of consolidation
C.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Foreign currency translation and transactions
D.	Foreign currency translation and transactions

The Company’s management believes that the United States dollar (“USD”) is the currency that represents the primary economic environment in which the Company and its Israeli subsidiary operate and is therefore the functional currency of their operations. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Discontinued operations
E.	Discontinued operations

In 2023, the Company’s subsidiary, Peace of Meat BV (hereinafter – Peace of Meat, or POM), entered into bankruptcy proceedings and was appointed a liquidator following cessation of funding by the Company. Peace of Meat met the definition of a discontinued operation as of March 31, 2023. Pursuant to the guidance of ASC 205-20 Presentation of Financial Statements – Discontinued Operations, the net expenses of the subsidiary have been included in “Net loss from discontinued operations” in the Company’s consolidated statements of comprehensive loss.

Cash and cash equivalents
F.	Cash and cash equivalents

Cash and Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Restricted deposit
G.	Restricted deposit

Restricted deposits are automatically renewed on a weekly basis and are used as security for the rental of premises and for the Company’s credit cards. As of December 31, 2024 and 2023, the Company’s bank deposits were denominated in New Israeli Shekels (“NIS”) and bore interest at a weighted average interest rate of 4.16%.

Concentrations of credit risk
H.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted deposits, other investment marketable securities and a long-term loan.

For cash and cash equivalents and restricted deposits, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the consolidated balance sheets exceed government-insured limits. The Company maintains its cash and cash equivalents and restricted deposits with financial institutions that management believes are of high credit quality and has not experienced any losses on these accounts.

For its long-term loan, the Company is exposed to credit risk in the event of default by the borrower.

Property and Equipment
I.	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life
Computers	3 years
Laboratory equipment	7 years
Machinery and equipment	10 years
Office Equipment	7-14 years
Leasehold Improvements	8 years

Depreciation begins at the time the asset is placed in service. Maintenance and repairs are charged to expense as incurred while significant renewals and improvements are capitalized. Upon retirement or sale, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of comprehensive loss.

The carrying amounts of property and equipment are reviewed for impairment in accordance with ASC Topic 360, Property, Plant and Equipment (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or asset group to their net carrying amount. If such assets are considered to be impaired, the impairment loss to be recognized is measured by the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. There were no impairment losses during financial years 2024 and 2023. For the year ended on December 31, 2022, the Company recorded an impairment loss of USD 1,210 thousand
Segment reporting
J.	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the enterprise’s chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company evaluated segment reporting in accordance with Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting. The Company concluded that it operates in a single operating segment and a single reportable segment based on the operating results available and evaluated regularly by the CODM to make decisions about resource allocation and performance assessment.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. This ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The amendments in this ASU should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted the new accounting standard for the fiscal year 2024. See also note 13.

Leases
K.	Leases

The Company accounts for its leases in accordance with ASC Topic 842, Leases (“ASC 842”). The Company determines if an arrangement is a lease at inception and classifies its leases at commencement. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term; the lease contains an option to purchase the asset that is reasonably certain to be exercised; the lease term is for a major part of the remaining useful life of the asset; the present value of the lease payments equals or exceeds substantially all of the fair value of the asset; or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. During the periods presented, the Company’s lease is accounted for as an operating lease.

The Company’s lease agreements may include lease and non-lease components, such as services or maintenance, which are combined and accounted for as a single lease component. Certain lease agreements contain variable payments, including payments linked to a consumer price index (“CPI”). Variable lease payments linked to a CPI are initially measured using the index in effect at lease commencement, and will not be subsequently adjusted, unless the liability is reassessed for other reasons. Subsequent increases in the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments is incurred.

Right of use (ROU) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date, based on the present value of lease payments over the lease term. As the Company cannot readily determine the rate implicit in the lease, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The ROU assets also include any prepaid lease payments and lease incentives.

The Company’s lease terms may include options to extend or terminate the lease. These options are included in the lease terms when it is reasonably certain they will be exercised. Leases with expected terms of 12 months or less are not recorded on the consolidated balance sheets.

The carrying amounts of ROU assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. There were no impairment charges during any of the periods presented.

Leases are presented in the Company’s consolidated balance sheets in long-term assets, and current and non-current liabilities.

Operating lease expenses (excluding variable lease payments) are recognized in the consolidated statements of comprehensive loss on a straight-line basis over the lease term.

Fair value measurement
L.	Fair value measurement

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), that defines fair value and establishes a framework for measuring and disclosing fair value. The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying value of cash and cash equivalents, restricted deposits and other current assets, accounts payables and accruals and trade and other payables approximate their fair values due to the short-term maturities of such instruments.

Marketable securities and other investments
M.	Marketable securities and other investments

Marketable securities consist of investments in equity securities with readily determinable fair values. The Company accounts for investments in marketable equity securities in accordance with ASC Topic 321, Investments - Equity Securities (“ASC 321”). These investments are measured at fair value using a Level 1 fair value measurement, with realized and unrealized gains and losses reported in financial income (expenses), net in the consolidated statements of comprehensive loss.

For other investments, the Company accounts for investments in fixed maturity securities as trading at acquisition, based on intent or via the election of the fair value option in accordance with ASC Topic 320, Investments - Debt Securities (“ASC 320”). The investment is carried at fair value using a Level 3 fair value measurement, with realized and unrealized gains and losses reported in financial income (expenses), net in the consolidated statements of comprehensive loss (for the investment in the separation agreement with Therapin see also Note 7.)

The Company considers impairments to be changes in value that are driven by a change in the debtor’s ability to meet its payment obligations and records an allowance and recognizes a corresponding loss in financial income (expenses), net when the impairment is incurred. During the year ended December 31, 2023, a credit impairment loss was recognized for an amount of USD 1,148 thousand. During the years ended December 31, 2024 and 2022, no credit loss impairments were recognized.

The Company classifies its other investment as either short-term or long-term based on each instrument’s underlying contractual maturity date as well as the intended time of realization. Other investment with maturities of 12 months or less are classified as short-term, and other investments with maturities greater than 12 months are classified as long-term.

Warrants
N.	Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, and meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification.

This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. Warrants that meet all the criteria for equity classification are recorded within additional paid-in capital.

Contingencies
O.	Contingencies

The Company accounts for contingent liabilities in accordance with ASC 450 “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Severance pay
P.	Severance pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

All the Company’s liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.

Severance expense for the years ended December 31, 2024, 2023 and 2022, amounted to USD 237 thousand, USD 323 thousand and USD 305 thousand, respectively.

Basic and diluted net loss per ordinary share
Q.	Basic and diluted net loss per ordinary share

The Company follows FASB ASC 260, Earnings Per Share (“ASC 260”), which requires the reporting of both basic and diluted earnings per ordinary share. Earnings per share (“EPS”) is calculated using the weighted average number of ordinary shares outstanding during each period.

Basic net loss per share for both continuing and discontinued operations are computed by dividing net loss from continuing operations and net loss from discontinued operations attributable to ordinary shareholders by the weighted-average number of ordinary shares, including (i) pre-funded warrants to purchase ordinary shares, outstanding for the period because their exercise requires only little or no consideration. (ii) shares held in abeyance because there is no consideration required for delivery of the shares.

Diluted net loss per share for both continuing and discontinued operations is computed by dividing the net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents outstanding for the period determined using the treasury-share and if-converted methods, as applicable. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding as inclusion of the potentially dilutive securities would be anti-dilutive.

Revenues
R.	Revenues

The Company generates revenues from the sale of plant-based premix blends.

The Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract;

5.	Recognize revenue when (or as) the performance obligation is satisfied.

The Company accounts for a contract with customer when both it and its counterparty have approved and committed to the contract, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company’s sales contract includes one type of performance obligation, which is satisfied at a point in time. The Company recognizes revenue upon transfer of control of the plant-based premix blends to the customer in an amount that reflects the consideration the Company expects to receive in exchange for the plant-based premix blends. The transfer of control over the plant-based premix blends occurs when the Company fulfills its performance obligations according to the agreed-upon terms of the contract with the customer. Currently, the Company does not provide a right of return.

During the reporting period, the Company supplied a customer in Israel with plant-based premix blends. The Company recognizes revenue related to the sale of the premix blends during the reporting period upon the delivery of goods to the customer.

Research and development
S.	Research and development

Research and development costs are expensed to the statement of Comprehensive loss as incurred, net of government grants which represents participations in research and development.

Research and development costs, consisting primarily of employee compensation, operating supplies, facility costs and depreciation, are expensed as incurred.

The Company receives royalty-bearing grants, which represents participation of the Israel Innovation Authority and the Singapore-Israel Industrial Research and Development (SIIRD) Foundation in approved programs for research and development. At the time the grants were received, successful development of the related projects was not assured. As such, these grants are recognized as a reduction of research and development expenses as the related costs are incurred.

Share-based compensation
T.	Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is recognized as an expense over the requisite service periods in the Company’s consolidated statements of comprehensive loss.

The Company recognizes compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach. Forfeitures are accounted for as they occur.

For performance-based share units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment.

The Company accounts for options granted to consultants and other service providers under ASC 718. The fair value of these options was estimated using a Black-Scholes option-pricing model and is recognized as an expense over the requisite service periods in the Company’s consolidated statements of comprehensive loss.

The Company estimates the fair value of stock options on the grant date using the binomial and Monte Carlo option pricing models. The option pricing models require the input of highly subjective assumptions, including the expected term of the option, the expected volatility of the price of the Company’s ADSs and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. Expected volatility was calculated based upon historical volatility of share price of similar companies.

The expected option term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Income taxes
U.	Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”.

Deferred income taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the financial accounting and tax basis of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred income taxes are expected to be paid or realized. A valuation allowance is provided if, based upon the weight of available evidence, it is more likely than not that a portion of the deferred income tax assets will not be realized. In determining whether a valuation allowance is needed, the Company considers all available evidence, including historical information, long range forecast of future taxable income and evaluation of tax planning strategies. Amounts recorded for valuation allowance can result from a complex series of judgments about future events and can rely on estimates and assumptions. Deferred income tax liabilities and assets are classified as non-current.

ASC 740 also contains a two-step approach of recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

As of December 31, 2024, and 2023, no liability for unrecognized tax benefits was recorded.

New accounting pronouncements
V.	New accounting pronouncements

The Company qualifies as an emerging growth company (“EGC”) as defined under the Jumpstart Our Business Startups Act (the “JOBS Act”). Using exemptions provided under the JOBS Act for EGCs, the Company has elected to defer compliance with new or revised ASUs until it is required to comply with such updates, which is generally consistent with the adoption dates of private companies.

Recently issued accounting pronouncements, not yet adopted

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures. The ASU improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the ASU is effective for annual periods beginning after December 15, 2025. The Company is evaluating the potential impact of this guidance on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expense and ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The ASU improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, general and administrative, and research and development). The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.